Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other income, gains, and losses
Interest income	$ 175,037	$ 270,626	$ 12,027
Foreign exchange movement on financial liability	(359,725)	(226,908)	(24,883)
Impairment loss of financial assets	(1,594,060)
Gain from sale of property plant and equipment			16,137
Management fee			47,423
Fair value loss on investments	(255,537)	(833,951)	(2,577,419)
Gain from sale of investment		51,464
Gain from sale of investment in Snow Lake Resources	6,934,776
Fair value loss on derivative liabilities	(62,226)
Gain/(loss) on derivative liabilities	(5,315,063)	624,654	1,870,042
Impairment and equity method loss of Investment in Snow Lake Resources	(3,211,587)	(7,687,745)
Foreign exchange (loss)/gain	87,888	(201,545)	868,392
Share of losses of associate accounted for using equity method		(1,975,595)	(6,254,759)
Total other income, gains , and losses	(3,600,497)	(9,979,000)	(6,043,040)
Administration expenses	(5,071,530)	(3,536,622)	(2,721,273)
Contractors & consultants	(2,680,374)	(1,264,728)	(739,380)
Share based payments	1,261,489	(335,669)	(780,235)
Amortization of financial liability	(324,962)	(577,961)	(928,281)
Investment costs	(325,339)
Finance costs	(357,958)	(695,312)	(359,031)
Total expenses	(7,498,674)	(6,410,292)	(5,528,200)
Loss Before Income Tax Expense	(11,099,171)	(16,389,292)	(11,571,240)
Income tax expense
Loss After Income Tax Expense for the Year	(11,099,171)	(16,389,292)	(11,571,240)
Other Comprehensive Income
Foreign currency translation	588,185	61,491	1,941,562
Other comprehensive income for the year, net of tax	588,185	61,491	1,941,562
Total Comprehensive Loss for the Year	(10,510,986)	(16,327,801)	(9,629,678)
Non-controlling interest	(83,536)	(106,181)	(87,149)
Owners of Nova Minerals Limited	(11,015,635)	(16,283,111)	(11,484,091)
Loss for the Year	(11,099,171)	(16,389,292)	(11,571,240)
Non-controlling interest	4,459	(98,299)	205,159
Owners of Nova Minerals Limited	$ (10,515,445)	$ (16,229,502)	$ (9,834,837)
Basic loss per share	$ (0.04)	$ (0.08)	$ (0.06)
Diluted loss per share	$ (0.04)	$ (0.08)	$ (0.06)